Investment Objectives and Goals - ABSOLUTE SELECT VALUE ETF	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Absolute Select Value ETF (the “Fund”) seeks positive absolute returns.